January 1, 1997, Supplement
                                       to
                                   Prospectus
                   Dated May 1, 1996, revised November 1, 1996
                                       for
                              Dreyfus/Transamerica
                                Triple Advantage
                           Variable Annuity Issued by
                 Transamerica Occidental Life Insurance Company


Managed Assets Portfolio

Effective January 1, 1997, Comstock Partners Inc., no longer serves as sub-investment adviser to the Managed Assets Portfolio of the Dreyfus Variable Investment Fund, available through the Managed Assets Sub-Account of the Dreyfus/Transamerica Advantage Variable Annuity. The Dreyfus Corporation continues to act as adviser and is now responsible for the day-to-day management of the Portfolio.






Transamerica Occidental Life Insurance Company (Certificate Form GNC-33, Individual Contract Form 1-502 11),
Annuity Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848


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